Financial instruments, Values of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Oct. 31, 2019	Oct. 31, 2018
Non-current [Abstract]
Total non-current assets	$ 12,846,700	$ 13,720,500
Current [Abstract]
Total current assets	1,448,100	3,060,100
Total assets	14,294,800	16,780,600
Non-current [Abstract]
Total non-current liabilities	6,216,500	6,540,500
Current [Abstract]
Total current liabilities	1,802,000	2,448,100
Total liabilities	8,018,500	8,988,600
Fair value of financial liability	4,686,000
Borrowings (gross) [Member]
Current [Abstract]
Fair value of financial liability	4,686,000
Financial and Non-financial Liabilities - at Amortized Cost [Member]
Non-current [Abstract]
Non-current financial liabilities	11,700	14,900
Non-current non-financial liabilities	0	0
Total non-current liabilities	11,700	14,900
Current [Abstract]
Financial liabilities	5,443,700	5,795,100
Total non-financial liabilities	80,700	0
Total liabilities	5,524,400	5,795,100
Financial and Non-financial Liabilities - at Amortized Cost [Member] | Derivative Financial Instruments - Interest Rate Swaps [Member]
Non-current [Abstract]
Non-current financial liabilities	36,500	0
Non-current non-financial liabilities	0	0
Total non-current liabilities	36,500	0
Financial and Non-financial Liabilities - at Amortized Cost [Member] | Borrowings (gross) [Member]
Non-current [Abstract]
Non-current financial liabilities	4,775,000	4,946,600
Non-current non-financial liabilities	0	0
Total non-current liabilities	4,775,000	4,946,600
Current [Abstract]
Current financial liabilities	0	50,300
Current non-financial liabilities	0	0
Total current liabilities	0	50,300
Financial and Non-financial Liabilities - at Amortized Cost [Member] | Finance Leases [Member]
Current [Abstract]
Current financial liabilities	11,800	13,600
Current non-financial liabilities	0	0
Total current liabilities	11,800	13,600
Financial and Non-financial Liabilities - at Amortized Cost [Member] | Trade and Other Payables [Member]
Current [Abstract]
Current financial liabilities	530,300	676,900
Current non-financial liabilities	80,700	0
Total current liabilities	611,000	676,900
Financial and Non-financial Liabilities - at Amortized Cost [Member] | Provisions [Member]
Non-current [Abstract]
Non-current financial liabilities	49,100	35,400
Non-current non-financial liabilities	0	0
Total non-current liabilities	49,100	35,400
Current [Abstract]
Current financial liabilities	29,300	57,400
Current non-financial liabilities	0	0
Total current liabilities	29,300	57,400
Financial Assets at Fair Value [Member]
Current [Abstract]
Total financial assets	1,295,500	1,849,600
Total non-financial assets	110,200	146,400
Total assets	1,405,700	1,996,000
Financial Assets at Fair Value [Member] | Long-term Pension Assets [Member]
Non-current [Abstract]
Non-current financial assets	17,100	16,700
Non-current non-financial assets	0	0
Total non-current assets	17,100	16,700
Financial Assets at Fair Value [Member] | Derivative Financial Instruments - Interest Rate Swaps [Member]
Non-current [Abstract]
Non-current financial assets	0	0
Non-current non-financial assets	0	86,400
Total non-current assets	0	86,400
Financial Assets at Fair Value [Member] | Cash and Cash Equivalents [Member]
Current [Abstract]
Current financial assets	355,700	620,900
Current non-financial assets	0
Total current assets	355,700	620,900
Financial Assets at Fair Value [Member] | Trade and Other Receivables [Member]
Current [Abstract]
Current financial assets	922,700	1,212,000
Current non-financial assets	110,200	60,000
Total current assets	$ 1,032,900	$ 1,272,000